Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Income Taxes [Abstract]
Schedule of taxes included in profit or loss
	Year ended December 31,
	2021	2020
Current tax expense:
Current year	$12,358	$310
Prior year	(693)	(138)

Deferred tax expense:
Current year	8,665	—
Prior year	177	—
	$20,507	$172

Schedule of effective tax rate
2021
Income tax expense at statutory rate of 26.5%	$11,299
Increase in taxes resulting from:
Foreign rate differential	383
Prior year	(516)
Non-deductible expenses and other	12,996
Deferred tax asset previously not recognized	(3,655)
$20,507